Affiliated companies and variable interest entities (Account Balances and Transactions with Affiliated Companies) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	¥ 289,406	¥ 256,700
Accounts payable and other payables	691,173	676,415
Net revenues	1,914,318	1,804,493	¥ 1,785,238
Purchases	¥ 5,357,682	¥ 4,359,854	¥ 5,065,613